Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other Assets	Other assets consist of:

	December 31, 2024	December 31, 2023
Insurance prepaids	$7.8	$7.4
Other prepaids	23.8	22.3
Derivative assets	—	6.9
	$31.6	$36.6